Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 442,000.00
Previously Paid Amount	0.00
Total Fee Amount	61.04
Total Offset Amount	0.00
Net Fee	61.04
Narrative - Max Aggregate Offering Price	$ 442,000.00
Final Prospectus	true